Shareholder Report, Line Graph (Details) - USD ($)	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 26, 2024
C000248158 [Member]
Account Value [Line Items]
Account Value	$ 10,569	$ 10,391	$ 10,936	$ 10,658	$ 10,821	$ 10,796	$ 10,597	$ 10,046	$ 10,164	$ 9,900	$ 10,177	$ 10,000
Solactive GBS United States 1000 Index ($11,727) [Member]
Account Value [Line Items]
Account Value	$ 11,727	$ 11,367	$ 11,699	$ 10,998	$ 11,079	$ 10,847	$ 10,602	$ 10,452	$ 10,119	$ 9,668	$ 10,099	$ 10,000